ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	$4,116,849	$3,603,676
Other current assets	98,845	88,413
Amounts due from subsidiaries	9,469,035	8,909,203

Total current assets	13,684,729	12,601,292
Investments in subsidiaries	161,586,393	145,539,851

Total assets	$175,271,122	$158,141,143

Liabilities and equity
Current liabilities:
Other current liabilities	$254,486	$226,756
Dividend payable	467	—

Total current liabilities	254,953	226,756

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	945,666	946,175
Additional paid-in capital	158,095,135	158,519,071
Accumulated deficits	(2,881,542)	(20,807,616)
Accumulated other comprehensive income	30,320,856	30,720,703
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)

Total equity	175,016,169	157,914,387

Total liabilities and equity	$175,271,122	$158,141,143

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012
Operating expenses:
Other selling and marketing expenses	$1,267,745	$25,151	$—
General and administrative expenses	1,134,131	1,062,981	1,479,363

Total operating expenses	2,401,876	1,088,132	1,479,363

Loss from operations	(2,401,876)	(1,088,132)	(1,479,363)
Equity in earnings (losses) of subsidiaries	(5,395,226)	6,818,439	(16,446,388)
Other income (expenses)	1,741,519	136,105	(323)

Income (loss) before income taxes	(6,055,583)	5,866,412	(17,926,074)
Income taxes	—	—	—

Equity in losses of affiliates	(353,598)	(743,153)	—

Net income (loss) of Acorn International, Inc. shareholders	$(6,409,181)	$5,123,259	$(17,926,074)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	For the years ended December 31,
	2010	2011	2012
Net income (loss)	$(6,409,181)	$5,123,259	$(17,926,074)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities	(7,345)	21,965	—
Gains on disposition of available-for-sale securities	—	(499,019)	—
Foreign currency translation adjustments	4,924,890	8,317,804	399,847

Comprehensive income (loss) of Acorn International, Inc.	(1,491,636)	12,964,009	(17,526,227)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In US dollars, except share data)

	Ordinary shares		Additional Paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income	Treasury stock, at cost
	Shares	Amount				Shares	Amount	Total equity
Balance at January 1, 2010	93,544,748	$935,447	$176,817,203	$(1,447,020)	$17,562,561	(4,687,833)	$(11,612,546)	$182,255,645
Net loss	—	—	—	(6,409,181)	—	—	—	(6,409,181)
Unrealized losses on available-for-sales securities	—	—	—	—	(7,345)	—	—	(7,345)
Foreign currency translation adjustments	—	—	—	—	4,924,890	—	—	4,924,890
Exercise of stock options	360,000	3,600	594,000	—	—	—	—	597,600
Issuance of repurchased shares upon vesting of restricted share units	—	—	—	(148,600)	—	60,000	148,600	—
Share-based compensation	—	—	215,171	—	—	—	—	215,171
Appropriated special dividend	—	—	(20,533,690)	—	—	—	—	(20,533,690)

Balance at December 31, 2010	93,904,748	$939,047	$157,092,684	$(8,004,801)	$22,480,106	(4,627,833)	$(11,463,946)	$161,043,090
Net income	—	—	—	5,123,259	—	—	—	5,123,259
Unrealized losses on available-for-sales securities	—	—	—	—	21,965	—	—	21,965
Gains on disposition of available-for-sale securities	—	—	—	—	(499,019)	—	—	(499,019)
Foreign currency translation adjustments	—	—	—	—	8,317,804	—	—	8,317,804
Exercise of stock options	556,581	5,566	873,831	—	—	—	—	879,397
Exercise of restricted share units	105,288	1,053	(1,053)	—	—	—	—	—
Share-based compensation	—	—	129,673	—	—	—	—	129,673

Balance at December 31, 2011	94,566,617	$945,666	$158,095,135	$(2,881,542)	$30,320,856	(4,627,833)	$(11,463,946)	$175,016,169
Net loss	—	—	—	(17,926,074)	—	—	—	(17,926,074)
Foreign currency translation adjustments	—	—	—	—	399,847	—	—	399,847
Exercise of restricted share units	50,892	509	(509)	—	—	—	—	—
Share-based compensation	—	—	424,445	—	—	—	—	424,445

Balance at December 31, 2012	94,617,509	$946,175	$158,519,071	$(20,807,616)	$30,720,703	(4,627,833)	$(11,463,946)	$157,914,387

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$(6,409,181)	$5,123,259	$(17,926,074)
Share-based compensation	215,171	129,673	424,445
Equity in (earnings) losses of subsidiaries	5,395,226	(6,818,439)	16,446,388
Equity in (earnings) losses of an affiliate	(684,944)	743,153	—
Loss (Gain) on change in fair value of derivative asset	(170,690)	255,453	—
Gain on sales of long-term investment	—	(449,453)	—
Accrued interests on available-for-sale securities	(382,930)	(212,000)	—
Changes in operating assets and liabilities:
Other current assets	49,769	(30,402)	10,432
Amounts due from subsidiaries	7,440,735	(6,946,426)	559,832
Other current liabilities	(732,653)	(449,154)	(27,729)

Net cash provided by (used in) operating activities	$4,720,503	$(8,654,336)	$(512,706)

Investing activities:
Investments in subsidiaries	(449,657)	1,570,880	—
Sale of long-term investment	—	7,120,000	—

Net cash provided by (used in) investing activities	$(449,657)	$8,690,880	$—

Financing activities:
Dividends paid	(49,841,295)	(14,710)	(467)
Proceeds from exercise of stock options	597,600	879,397	—

Net cash provided by (used in) financing activities	$(49,243,695)	$864,687	$(467)

Net increase (decrease) in cash and cash equivalents	$(44,972,849)	$901,231	$(513,173)
Cash and cash equivalents at the beginning of the year	48,188,467	3,215,618	4,116,849

Cash and cash equivalents at the end of the year	$3,215,618	$4,116,849	$3,603,676

FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011, AND 2012

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.